Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,746,200,664.00
Previously Paid Amount	0.00
Total Fee Amount	241,150.31
Total Offset Amount	0.00
Net Fee	$ 241,150.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A